Document and Entity Information	Jun. 29, 2018
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	Calvert Variable Products, Inc.
Central Index Key	0000743773
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	May 01, 2018